Fair value measurement - Disclosure of assets and liabilities measured at fair value on a recurring basis (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 195,153	€ 207,607
Level 3 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	3	0	€ 117
Level 3 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	66	€ 76
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	15,790	22,201
Liabilities	213	681
Recurring fair value measurement | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	36	24
Recurring fair value measurement | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	177	657
Recurring fair value measurement | Financial securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	397	415
Recurring fair value measurement | Financial securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,465	1,860
Recurring fair value measurement | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	304	380
Recurring fair value measurement | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	406	273
Recurring fair value measurement | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	20	53
Recurring fair value measurement | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0
Recurring fair value measurement | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	66
Recurring fair value measurement | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	13,191	19,127
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	14,429	20,504
Liabilities	0	0
Recurring fair value measurement | Level 1 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 1 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 1 | Financial securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	108	119
Recurring fair value measurement | Level 1 | Financial securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,110	1,205
Recurring fair value measurement | Level 1 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	20	53
Recurring fair value measurement | Level 1 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	13,191	19,127
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	708	709
Liabilities	213	680
Recurring fair value measurement | Level 2 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	36	24
Recurring fair value measurement | Level 2 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	177	656
Recurring fair value measurement | Level 2 | Financial securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	29
Recurring fair value measurement | Level 2 | Financial securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	4	0
Recurring fair value measurement | Level 2 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	303	380
Recurring fair value measurement | Level 2 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	397	273
Recurring fair value measurement | Level 2 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	4	27
Recurring fair value measurement | Level 2 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	653	988
Liabilities	0	1
Recurring fair value measurement | Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 3 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	1
Recurring fair value measurement | Level 3 | Financial securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	289	267
Recurring fair value measurement | Level 3 | Financial securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	351	655
Recurring fair value measurement | Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1	0
Recurring fair value measurement | Level 3 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	9	0
Recurring fair value measurement | Level 3 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	3	0
Recurring fair value measurement | Level 3 | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	66
Recurring fair value measurement | Level 3 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 0	€ 0